Operating Leases	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Operating leases
9.	Operating leases

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights. The discount rare is 3.60%.

The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:

	As of December 31,
	2023	2024
	USD	USD
Right-of-use asset, net	$72,939	$148,589

Lease liabilities, current	72,230	83,757
Lease liabilities, non-current	-	62,842
Total operating lease liabilities	$72,230	$146,599

The components of lease expenses were as follows:

	For the years ended December 31,
	2023	2024
Lease cost
Amortization of right-of-use assets	$84,108	$85,787
Interest of operating lease liabilities	5,508	2,379
Total	$89,616	$88,166

For the year ended December 31, 2023 and 2024, the short-term lease cost amounted to $21,127 and $20,550, respectively.

The following table reconciles the undiscounted cash flows of the Group leases as of December 31, 2024 to the present value of its operating lease payments:

For the year ending December 31	USD
2025	87,578
2026	63,693
Total undiscounted operating lease payments	151,271
Less: imputed interest	(4,672)
Present value of operating lease liabilities	146,599